CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Trade accounts receivable	$ 1,543	$ 1,113
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	4,626,197	4,626,197
Common stock, shares outstanding (in shares)	4,626,197	4,626,197
Series D Preferred Shares [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares outstanding (in shares)	100,000	100,000
Related Party [Member]
CURRENT ASSETS:
Trade accounts receivable	$ 112	$ 0